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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                 Report for the Quarter Ended September 30, 2003

                 Check here if Amendment [ ]; Amendment Number:
                       This Amendment (Check only one.) :
                              [ ] is a restatement.
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
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Name: Priderock Management, LLC

Address: 411 West Putnam Avenue, Suite 109 Greenwich, CT 06830

Form 13F File Number:  28-10431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
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Name: Stephen B. Salzman

Title:   Managing Member

Phone: 203-485-3301

Signature, Place, and Date of Signing:

/s/ Stephen B. Salzman       Greenwich, CT         11/14/2003
         (Name)              (City, State)           (Date)

Report Type (Check only one.):
-----------------------------

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped "Confidential portions omitted and filed separately with the Securities and Exchange
Commission." The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   15 Items

Form 13F Information Table Value Total:   $ 443,778  (thousands)

List of Other Included Managers:   Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[NONE]

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*Confidential portions omitted and filed separately with the Securities and
Exchange Commission.

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
                                               MARKET                           INVESTMENT     OTHER
ISSUER      CLASS              CUSIP           VALUE    SHRS        SH/PRN      DISCRETION     MANAGERS     VOTING AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
*           *                  *               *                      *              *             *               *





Confidential Treatment Requested